Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014	Nov. 09, 2015
Lease Commitment [Abstract]
Operating leases consist of leased property that expire at various dates	various dates through 2025
Rental expense	$ 59,000,000	$ 60,000,000	$ 59,000,000
Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage				49.00%
Partner's ownership in venture business				51.00%
Product Warranties Disclosures [Abstract]
Accrued warranty included in other liabilities	107,000,000	$ 71,000,000
Long-term Commitment (Excluding Unconditional Purchase Obligation) [Abstract]
2017	15,000,000
2018	7,000,000
2019	1,000,000
2020	$ 0
Western Digital Corp [Member] | Minimum [Member]
Long-term Commitment (Excluding Unconditional Purchase Obligation) [Abstract]
Investment Funding Commitments	49.90%
Western Digital Corp [Member] | Maximum [Member]
Long-term Commitment (Excluding Unconditional Purchase Obligation) [Abstract]
Investment Funding Commitments	50.00%
Toshiba Corp [Member]
Joint Ventures [Abstract]
Partner's ownership in venture business	50.10%